                          THE PARKSTONE GROUP OF FUNDS

GROWTH FUNDS
Parkstone Small Capitalization Fund
Parkstone Mid Capitalization Fund
Parkstone Large Capitalization Fund
Parkstone International Discovery Fund

INCOME FUNDS
Parkstone Bond Fund
Parkstone Limited Maturity Bond Fund
Parkstone Intermediate Government Obligations Fund
Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUND
Parkstone Balanced Allocation Fund
Parkstone Equity Income Fund

TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

MONEY MARKET FUNDS
Parkstone Prime Obligations Fund
Parkstone U.S. Government Obligations Fund
Parkstone Treasury Fund
Parkstone Tax-Free Fund

-------------------------------------------------------------------------------

                       Supplement dated December 19, 1997
                     to Prospectus dated September 30, 1997

INVESTOR A SHARES

On page 52 of the Prospectus, the first paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees" is revised to read as follows:

     Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, birth dates and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

On page 58 of the Prospectus, the second-to-last sentence of the first paragraph is revised to read as follows:

     Shareholders will pay the next calculated net asset value after the receipt by the Distributor or an Authorized Broker (as defined below) of an order to purchase Investor A Shares, plus any applicable sales charge as described below (see "SALES CHARGES").

On page 58 of the Prospectus, replace the first sentence of the second paragraph under the heading "Other Information Regarding Purchases" with the following two sentences:

     The Funds have authorized one or more brokers or their designees ("Authorized Brokers") to accept on their behalf purchase orders for Investor A Shares of the Funds. Investor A Shares are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor or an Authorized Broker of an order to purchase Investor A Shares plus any applicable sales charge as described below.

On page 59 of the Prospectus, the second full paragraph is revised to read as follows:

     An order to purchase Investor A Shares will be deemed to have been received when an Authorized Broker accepts the order or when federal funds are made available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Investor A Shares not placed through an Authorized Broker and transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the Valuation Time (see "HOW SHARES ARE VALUED"). If payment for such orders is made by check or other means, purchases are made



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE            Page 1
     at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. Payments for orders placed through an Authorized Broker are subject to the requirements of that Authorized Broker. The Group strongly recommends that investors of substantial amounts use federal funds to purchase shares of the Funds.

On page 64 of the Prospectus, replace the last sentence of the first paragraph under the heading "HOW TO REDEEM YOUR INVESTOR A SHARES" with the following sentence:

     Redemptions may be requested by mail or by telephone or through a broker-dealer who has entered into a dealer agreement with the Distributor.

On page 64 of the Prospectus, replace the first three sentences of the second paragraph under the heading "Other Information Regarding Redemption of Shares" with the following four sentences:

     The Funds have designated one or more Authorized Brokers to accept on their behalf redemption orders for shares of the Funds. Redemption orders are effected at the net asset value per share next determined after the Investor A Shares are properly tendered for redemption as described above, or after an Authorized Broker accepts the redemption order. The proceeds paid upon redemption of such shares of a Fund may be more or less than the amount invested. Payment to shareholders for such shares redeemed will be made within seven days after receipt by the Transfer Agent or Authorized Broker of the request for redemption.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE          Page 2

                          THE PARKSTONE GROUP OF FUNDS

GROWTH FUNDS
Parkstone Small Capitalization Fund
Parkstone Mid Capitalization Fund
Parkstone Large Capitalization Fund
Parkstone International Discovery Fund

INCOME FUNDS
Parkstone Bond Fund
Parkstone Limited Maturity Bond Fund
Parkstone Intermediate Government Obligations Fund
Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUND
Parkstone Balanced Allocation fund
Parkstone Equity Income Fund

TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

MONEY MARKET FUNDS
Parkstone Prime Obligations Fund

-------------------------------------------------------------------------------

                       Supplement dated December 19, 1997
                     to Prospectus dated September 30, 1997

INVESTOR B SHARES

On page 47 of the Prospectus, the first paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees" is revised to read as follows:

     Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, birth dates and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

On page 52 of the Prospectus, the second-to-last sentence of the first paragraph under the heading "HOW TO BUY INVESTOR B SHARES" is revised to read as follows:

     Shareholders will pay the next calculated net asset value after the receipt by the Distributor or an Authorized Broker (as defined below) of an order to purchase Investor B Shares.

On page 53 of the Prospectus, replace the first sentence of the second paragraph under the heading "Other Information Regarding Purchases" with the following two sentences:

     The Funds have authorized one or more brokers or their designees ("Authorized Brokers") to accept on their behalf purchase orders for Investor B Shares of the Funds. Investor B Shares are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor or an Authorized Broker of an order to purchase Investor B Shares.

On pages 53-54 of the Prospectus, the third paragraph under the heading "Other Information Regarding Purchases" is revised to read as follows:

     An order to purchase Investor B Shares will be deemed to have been received when an Authorized Broker accepts the order or when federal funds are made available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Investor B Shares not placed through an Authorized Broker which is transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the last Valuation Time (see "HOW SHARES ARE

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE            Page 1

     VALUED"). If payment for such orders is made by check or other means, purchases are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. Payments for orders placed through an Authorized Broker are subject to the requirements of that Authorized Broker. The Group strongly recommends that investors of substantial amounts use federal funds to purchase shares of the Funds.

On page 59 of the Prospectus, replace the last sentence of the first paragraph under the heading "HOW TO REDEEM YOUR INVESTOR B SHARES" with the following sentence:

     Redemptions may be requested by mail or by telephone, or through a broker-dealer who has entered into a dealer agreement with the Distributor.

On page 61 of the Prospectus, replace the first three sentences of the first paragraph with the following four sentences.

     The Funds have designated one or more Authorized Brokers to accept on their behalf redemption orders for shares of the Funds. Redemption orders are effected at the net asset value per share next determined after the Investor B Shares are properly tendered for redemption as described above, or after an Authorized Broker accepts the redemption order. The proceeds paid upon redemption of such shares of a Fund may be more or less than the amount invested. Payment to shareholders for such shares redeemed will be made within seven days after receipt by the Transfer Agent or Authorized Broker of the request for redemption.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE          Page 2

                          THE PARKSTONE GROUP OF FUNDS

GROWTH FUNDS
Parkstone Small Capitalization Fund
Parkstone Mid Capitalization Fund
Parkstone Large Capitalization Fund
Parkstone International Discovery Fund

INCOME FUNDS
Parkstone Bond Fund
Parkstone Limited Maturity Bond Fund
Parkstone Intermediate Government Obligations Fund
Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUND
Parkstone Balanced Allocation Fund
Parkstone Equity Income Fund

-------------------------------------------------------------------------------

                       Supplement dated December 19, 1997
                     to Prospectus dated September 30, 1997

INVESTOR C SHARES

On page 37 of the Prospectus, the first paragraph under the heading "MANAGEMENT OF THE FUNDS-Trustees" is revised to read as follows:

     Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, birth dates and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

On page 42 of the Prospectus, the second-to-last sentence of the first paragraph under the heading "HOW TO BUY INVESTOR C SHARES" is revised to read as follows:

     Shareholders will pay the next calculated net asset value after the receipt by the Distributor or an Authorized Broker (as defined below) of an order to purchase Investor C Shares.

On page 43 of the Prospectus, replace the first sentence of the first full paragraph with the following two sentences:

     The Funds have authorized one or more brokers or their designees ("Authorized Brokers") to accept on their behalf purchase orders for Investor C Shares of the Funds. Investor C Shares are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor or an Authorized Broker of an order to purchase Investor C Shares plus any applicable sales charge as described below.

On page 43 of the Prospectus, the second full paragraph is revised to read as follows:

     An order to purchase Investor C Shares will be deemed to have been received when an Authorized Broker accepts the order or when federal funds are made available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Investor C Shares not placed through an Authorized Broker which is transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the Valuation Time (see "HOW SHARES ARE VALUED"). If payment for such orders is made by check or other means, purchases are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. Payments for orders placed through an Authorized Broker are subject to the requirements of that



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE            Page 1

     Authorized Broker. The Group strongly recommends that investors of substantial amounts use federal funds to purchase shares of the Funds.

On page 47 of the Prospectus, replace the last sentence of the first paragraph under the heading "HOW TO REDEEM YOUR INVESTOR C SHARES" with the following sentence:

     Redemptions may be requested by mail or by telephone, or through a broker-dealer who has entered into a dealer agreement with the Distributor.

On page 48 of the Prospectus, replace the first three sentences of the second paragraph under the heading "Other Information Regarding Redemption of Shares" with the following four sentences:

     The Funds have designated one or more Authorized Brokers to accept on their behalf redemption orders for shares of the Funds. Redemption orders are effected at the net asset value per share next determined after the Investor C Shares are properly tendered for redemption as described above, or after an Authorized Broker accepts the redemption order. The proceeds paid upon redemption of such shares of a Fund may be more or less than the amount invested. Payment to shareholders for such shares redeemed will be made within seven days after receipt by the Transfer Agent or Authorized Broker of the request for redemption.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE          Page 2

                          THE PARKSTONE GROUP OF FUNDS

GROWTH FUNDS
Parkstone Small Capitalization Fund
Parkstone Mid Capitalization Fund
Parkstone Large Capitalization Fund
Parkstone International Discovery Fund

INCOME FUNDS
Parkstone Bond Fund
Parkstone Limited Maturity Bond Fund
Parkstone Intermediate Government Obligations Fund
Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUND
Parkstone Balanced Allocation Fund
Parkstone Equity Income Fund

TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

MONEY MARKET FUNDS
Parkstone Prime Obligations Fund
Parkstone U.S. Government Obligations Fund
Parkstone Treasury Fund
Parkstone Tax-Free Fund

-------------------------------------------------------------------------------

                       Supplement dated December 19, 1997
                     to Prospectus dated September 30, 1997

INSTITUTIONAL SHARES

On page 48 of the Prospectus, the first paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees" is revised to read as follows:

     Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, birth dates and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

On page 52 of the Prospectus, replace the first sentence of the second paragraph with the following two sentences:

     The Funds have authorized one or more brokers or their designees ("Authorized Brokers") to accept on their behalf purchase orders for Institutional Shares of the Funds. Institutional Shares are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor or an Authorized Broker of an order to purchase Institutional Shares.

On page 52 of the Prospectus, the third paragraph is revised to read as follows:

     An order to purchase Institutional Shares will be deemed to have been received when an Authorized Broker accepts the order or when federal funds are made available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Institutional Shares not placed through an Authorized Broker and transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the last Valuation Time (see "HOW SHARES ARE VALUED"). If payment for such orders is made by check or other means, purchases are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. Payments for orders placed through an Authorized Broker are subject to the requirements of that Authorized Broker. The Group strongly recommends that investors of substantial amounts use federal funds to purchase shares of the Funds.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE            Page 1

On page 53 of the Prospectus, replace the first three sentences of the first full paragraph with the following four sentences:

     The Funds have designated one or more Authorized Brokers to accept on their behalf redemption orders for shares of the Funds. Redemption orders are effected at the net asset value per share next determined after the Institutional Shares are properly tendered for redemption as described above, or after an Authorized Broker accepts the redemption order. The proceeds paid upon redemption of such shares of a Fund may be more or less than the amount invested. Payment to shareholders for such shares redeemed will be made within seven days after receipt by the Transfer Agent or Authorized Broker of the request for redemption.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE          Page 2

                          THE PARKSTONE GROUP OF FUNDS

                                LIFEWORKS FUNDS
                     Parkstone Conservative Allocation Fund
                       Parkstone Balanced Allocation Fund
                      Parkstone Aggressive Allocation Fund

-------------------------------------------------------------------------------

                       Supplement dated December 19, 1997
                     to Prospectus dated September 30, 1997

INSTITUTIONAL SHARES

On page 21 of the Prospectus, the first paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees" is revised to read as follows:

     Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, birth dates and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

On page 24 of the Prospectus, replace the first sentence of the third paragraph under the heading "HOW TO BUY INSTITUTIONAL SHARES" with the following two sentences:

     The Funds have authorized one or more brokers or their designees ("Authorized Brokers") to accept on their behalf purchase orders for Institutional Shares of the Funds. Institutional Shares are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor or an Authorized Broker of an order to purchase Institutional Shares.

On page 24 of the Prospectus, the fourth paragraph under the heading 'HOW TO BUY INSTITUTIONAL SHARES" is revised to read as follows:

     An order to purchase Institutional Shares will be deemed to have been received when an Authorized Broker accepts the order or when federal funds are made available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Institutional Shares not placed through an Authorized Broker and transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the Valuation Time (see "HOW SHARES ARE VALUED"). If payment for such orders is made by check or other means, purchases are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. Payments for orders placed through an Authorized Broker are subject to the requirements of that Authorized Broker. The Group strongly recommends that investors of substantial amounts use federal funds to purchase shares of the Funds.

On page 25 of the Prospectus, replace the first three sentences of the second paragraph under the heading "Other Information Regarding Redemption of Shares" with the following four sentences:

     The Funds have designated one or more Authorized Brokers to accept on their behalf redemption orders for shares of the Funds. Redemption orders are effected at the net asset value per share next determined after the Institutional Shares are properly tendered for redemption as described above, or after an Authorized Broker accepts the redemption order. The proceeds paid upon redemption of such shares of a Fund may be more or less than the amount invested. Payment to shareholders for such shares redeemed will be made within seven days after receipt by the Transfer Agent or Authorized Broker of the request for redemption.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE